Accounting principles - Share-based payments (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period	4 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period	4 years
Share warrants and share options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period	4 years
Share warrants and share options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangements, vesting period	5 years